Shareholders' (Deficit) Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of summarizes the outstanding warrants
The following table summarizes the Company’s outstanding warrants as of June 30, 2024 and December 31, 2023:

	Number of Warrant ADSs
	June 30, 2024	December 31, 2023	Weighted- Average Exercise Price	Expiration Date
Equity-classified Warrants
2019 Investor Warrants	59,211	59,211	$60.00	7/1/2024
2019 Placement Warrants	—	8,881	$57.00	6/28/2024
2020 Investor Warrants	139,882	139,882	$44.00	Feb-Mar 2025
2020 Placement Warrants	22,481	22,481	$51.00	Feb-Mar 2025
July 2021 Placement Agent Warrants	19,919	19,919	$46.40	7/7/2026
December 2021 Investor Warrants	107,775	107,775	$33.00	1/4/2027
December 2021 Placement Agent Warrants	8,622	8,622	$35.00	12/29/2026
March 2022 Investor Warrants	186,020	186,020	$28.00	3/10/2027
March 2022 Placement Agent Warrants	14,882	14,882	$30.00	3/10/2027
October 2023 Investor Prefunded Warrants	48,387	48,387	$0.20	—
October 2023 Placement Agent Warrants	42,550	42,550	$4.13	10/6/2028
March 2024 Placement Agent Warrants	132,061	—	$1.85	3/27/2029
May 2024 Investor Warrants	4,029,754	—	$1.77	May-Jun 2027
May 2024 Placement Agent Warrants	322,380	—	$1.89	5/31/2029

	5,133,924	658,610
Liability-classified Warrants
September 2022 Series A Investor Warrants	755,000	755,000	$17.00	9/14/2024
September 2022 Series B Investor Warrants	755,000	755,000	$17.00	9/14/2029

	1,510,000	1,510,000

Total outstanding	6,643,924	2,168,610

The following table summarizes the Company’s warrants activity for the six months ended June 30, 2024:

($ in thousands, except per share data)	Number of Warrants	Weighted-Average Exercise Price
Outstanding at December 31, 2023	2,168,610	$21.97
Issued	4,484,195	1.78
Exercised	—	—
Expired	(8,881)	57.00

Outstanding at June 30, 2024	6,643,924	$8.30

The following table summarizes the Company’s outstanding warrants as of December 31, 2023 and 2022:

	Number of Warrant ADSs
	December 31, 2023	December 31, 2022	Weighted- Average Exercise Price	Expiration Date
Equity-classified Warrants
2019 Investor Warrants	59,211	59,211	$60.00	7/1/2024
2019 Placement Warrants	8,881	8,881	$57.00	6/28/2024
2020 Investor Warrants	139,882	139,882	$44.00	Feb-Mar 2025
2020 Placement Warrants	22,481	22,481	$51.00	Feb-Mar 2025
July 2021 Placement Agent Warrants	19,919	19,919	$46.40	7/7/2026
December 2021 Investor Warrants	107,775	107,775	$33.00	1/4/2027
December 2021 Placement Agent Warrants	8,622	8,622	$35.00	12/29/2026
March 2022 Investor Warrants	186,020	186,020	$28.00	3/10/2027
March 2022 Placement Agent Warrants	14,882	14,882	$30.00	3/10/2027
October 2023 Investor Prefunded Warrants	48,387	—	$0.20	—
October 2023 Placement Agent Warrants	42,550	—	$4.13	10/6/2028

	658,610	567,673
Liability-classified Warrants
September 2022 Series A Investor Warrants	755,000	755,000	$17.00	9/14/2024
September 2022 Series B Investor Warrants	755,000	755,000	$17.00	9/14/2029

	1,510,000	1,510,000

Total outstanding	2,168,610	2,077,673

The following table summarizes the Company’s warrants activity for the year ended December 31, 2023:

($ in thousands, except per share data)	Number of Warrants	Weighted-Average Exercise Price
Outstanding at December 31, 2022	2,077,673	$22.85
Issued	90,937	2.04
Exercised	—	—
Expired	—	—

Outstanding at December 31, 2023	2,168,610	$21.97